UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 10-D

                          ASSET-BACKED ISSUER
          DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                   THE SECURITIES EXCHANGE ACT OF 1934

                For the monthly distribution period from
                    March 2, 2006 to April 1, 2006


       Commission File Number of issuing entity: 333-82904-19


                   Structured Asset Securities Corporation
   (as Depositor) under the Trust Agreement, dated as March 1, 2006 providing for the issuance of Mortgage Pass-Through Certificates
                          Series 2006-03H
        (Exact name of issuing entity as specified in its charter)


        Commission File Number of depositor: 333-129480


                Structured Asset Securities Corporation
           (Exact name of depositor as specified in its charter)


                          Lehman Brothers Inc.
            (Exact name of sponsor as specified in its charter)


                                New York
      (State or other jurisdiction of incorporation or organization of the issuing entity)


                             Not Applicable
                  (I.R.S. Employer Identification No.)


c/o Citibank, N.A., 388 Greenwich Street, 14th Floor, New York, New York 10013
(Address of principal executive offices of the issuing entity)     (Zip Code)

                              (212)-816-5827
                 (Telephone number, including area code)

                            Not Applicable
        (Former name, former address, if changed since last report)



               Registered/reporting pursuant to (check one)

Title                                                       Name of exchange
of class   Section 12(b)   Section 12(g)   Section 15(d)   (If Section 12(b))

Class 1-A1       [ ]             [ ]             [X]              ___________

Class 1-A2       [ ]             [ ]             [X]              ___________

Class 1-A3       [ ]             [ ]             [X]              ___________

Class 2-A1       [ ]             [ ]             [X]              ___________

Class PO         [ ]             [ ]             [X]              ___________

Class B1         [ ]             [ ]             [X]              ___________

Class B2         [ ]             [ ]             [X]              ___________

Class B3         [ ]             [ ]             [X]              ___________

Class B4         [ ]             [ ]             [X]              ___________

Class B5         [ ]             [ ]             [X]              ___________

Class B6         [ ]             [ ]             [X]              ___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.  Yes[X]   No[ ]




PART I - DISTRIBUTION INFORMATION


Item 1. Distribution and Pool Performance Information.

Provide the information required by Item 1121 of Regulation AB
(17 CFR 229.1121), and attach as an exhibit to this report the distribution report delivered to the trustee or security holders, as the case may be, pursuant to the transaction agreements for the distribution period covered by this report. Any information required by Item 1121 of Regulation AB that is provided in the attached distribution report need not be repeated in this report. However, taken together, the attached distribution report and the information provided under this Item must contain the information required by
Item 1121 of Regulation AB.


PART II - OTHER INFORMATION


Item 2. Legal Proceedings.

Provide the information required by Item 1117 of Regulation AB
(17 CFR 229.1117). As to such proceedings which have been terminated during the period covered by the report, provide similar information, including the date of termination and a description of the disposition thereof.

Item 3. Sales of Securities and Use of Proceeds.

on March 30, 2006 the following classes of securities in the following amounts were sold by the registrant in private placements in reliance on
Section 4(2) of the Securities Act of 1933 (the "Securities Act") to certain qualified institutional buyers (as defined in Rule 144A of the Securities Act) or to certain accredited investors (as defined in the Securities Act):

       Class                Initial Principal Balance

      Class R               N/A  - Non Economic Tax Residual

The net proceeds form the sale of these certificates were applied by the registrant to the purchase of the mortgages loans constituting the pool assets.

Item 4. Defaults Upon Senior Securities.

Provide the information required by Item 3 of Part II of Form 10-Q with respect to the period covered by this report.

Item 5. Submission of Matters to a Vote of Security Holders.

Provide the information required by Item 4 of Part II of Form 10-Q with respect to the period covered by this report.

Item 6. Significant Obligors of Pool Assets.
Provide the information required by Item 1112(b) of Regulation AB
(17 CFR 229.1112(b)).

Item 7. Significant Enhancement Provider Information.

Provide the information required by Items 1114(b)(2) and 1115(b) of Regulation AB (17 CFR 229.1114(b)(2) and 229.1115(b)).






Item 8. Other Information.

The registrant must disclose under this Item any information required to be disclosed in a report on Form 8-K during the period covered by the report on this Form, but not reported, whether or not otherwise required by this Form. If disclosure of such information is made under this Item, it need not be repeated in a report on Form 8-K which would otherwise be required to be filed with respect to such information or in a subsequent report on this Form.

Item 9. Exhibits.

(a) List the documents filed as a part of the report.

    Distribution Date Statement

(b) File, as exhibits to this report, the exhibits required by this Form and
    Item 601 of Regulation S-K (17 CFR 229.601).

    Ex.1 - Distribution and Pool Performance Information (each of the data elements specified in Item 1121(a)(11), (12) and (14) of Regulation AB);

    Ex.2 - Legal Proceedings (information required by Item 1117 of Regulation AB);

    Ex.3 - Sale of Securities and Use of Proceeds (information required by
           Item 2 of PART II of Form 10-Q);

    Ex.4 - Defaults Upon Senior Securities (information required by Item 3 of PART II of Form 10-Q);

    Ex.5 - Submission of Matters to a Vote of Security Holders
           (information required by Item 4 of PART II of Form 10-Q);

    Ex.6 - Significant Obligors of Pool Assets (information required by
           Item 1112(b) of Regulation AB);

    Ex.7 - Significant Enhancement Provider Information (information required by Items 1114(b)(2) and 1115(b) of Regulation AB):

    Ex.8 - Other Information (all other information requied to be disclosed on Form 8-K during the period covered by the report and not yet reported)


















SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                          _____________________________
                                                   (Depositor)


Date: _______________                     _____________________________
                                                   (Signature)**


                                     [OR]

                                  Structured Asset Securities Corporation
                            Mortgage Pass-Through Certificates Series 2006-3H
                                          _____________________________
                                                 (Issuing entity)



Date: May 3, 2006                    By:    Aurora Loan Services LLC
     _________________                    _____________________________
                                                  (Servicer)**


                                             /s/ E.Todd Whittemore
                                          _____________________________
                                                 E.Todd Whittemore,
                                              Executive Vice President




*   See General Instruction E to Form 10-D.

** Print the name and title of each signing officer under his or her signature.